(OPPENHEIMER GOLD & SPECIAL MINERALS FUND)
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Supplement dated February 27, 2012 to the
Prospectus dated October 28, 2011

This supplement amends the Prospectus of Oppenheimer Gold & Special Minerals Fund (the "Fund") dated October 28, 2011 and is in addition to the supplement dated February 1, 2012.

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3, have been deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (OPPENHEIMER GOLD & SPECIAL MINERALS FUND)		Class A	Class B	Class C	Class N	Class Y
Management Fees	[1]	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%
Other Expenses of the Fund		0.35%	0.34%	0.22%	0.34%	0.38%
Other Expenses of the Subsidiary		none	none	none	none	none
Total Other Expenses		0.35%	0.34%	0.22%	0.34%	0.38%
Total Annual Fund Operating Expenses		1.22%	1.97%	1.85%	1.47%	1.01%
Fee Waiver and Expense Reimbursement	[2]	(0.03%)	(0.01%)	(0.01%)	(0.02%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.19%	1.96%	1.84%	1.45%	0.97%
[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary.
[2]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.

The table under the section titled "Example," on page 3, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (OPPENHEIMER GOLD & SPECIAL MINERALS FUND) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	939	1,208	1,973
Class B	701	923	1,272	1,939
Class C	289	586	1,009	2,188
Class N	249	466	807	1,768
Class Y	99	319	557	1,239

If shares are not redeemed:
Expense Example, No Redemption (OPPENHEIMER GOLD & SPECIAL MINERALS FUND) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	939	1,208	1,973
Class B	201	623	1,072	1,939
Class C	189	586	1,009	2,188
Class N	149	466	807	1,768
Class Y	99	319	557	1,239

[1]	Expenses have been restated to reflect current fees.

(OPPENHEIMER GOLD & SPECIAL MINERALS FUND)
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Supplement dated February 27, 2012 to the
Prospectus dated October 28, 2011

This supplement amends the Prospectus of Oppenheimer Gold & Special Minerals Fund (the "Fund") dated October 28, 2011 and is in addition to the supplement dated February 1, 2012.

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3, have been deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (OPPENHEIMER GOLD & SPECIAL MINERALS FUND)		Class A	Class B	Class C	Class N	Class Y
Management Fees	[1]	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%
Other Expenses of the Fund		0.35%	0.34%	0.22%	0.34%	0.38%
Other Expenses of the Subsidiary		none	none	none	none	none
Total Other Expenses		0.35%	0.34%	0.22%	0.34%	0.38%
Total Annual Fund Operating Expenses		1.22%	1.97%	1.85%	1.47%	1.01%
Fee Waiver and Expense Reimbursement	[2]	(0.03%)	(0.01%)	(0.01%)	(0.02%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.19%	1.96%	1.84%	1.45%	0.97%
[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary.
[2]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.

The table under the section titled "Example," on page 3, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (OPPENHEIMER GOLD & SPECIAL MINERALS FUND) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	939	1,208	1,973
Class B	701	923	1,272	1,939
Class C	289	586	1,009	2,188
Class N	249	466	807	1,768
Class Y	99	319	557	1,239

If shares are not redeemed:
Expense Example, No Redemption (OPPENHEIMER GOLD & SPECIAL MINERALS FUND) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	939	1,208	1,973
Class B	201	623	1,072	1,939
Class C	189	586	1,009	2,188
Class N	149	466	807	1,768
Class Y	99	319	557	1,239

[1]	Expenses have been restated to reflect current fees.

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (OPPENHEIMER GOLD & SPECIAL MINERALS FUND))	0 Months Ended
	Aug. 29, 2011
Class A
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses of the Fund	0.35%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and Expense Reimbursement	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.19%
Class B
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.34%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.97%
Fee Waiver and Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.96%
Class C
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.22%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.85%
Fee Waiver and Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.84%
Class N
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses of the Fund	0.34%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.47%
Fee Waiver and Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.45%
Class Y
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses of the Fund	0.38%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver and Expense Reimbursement	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.97%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary.
[2]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Central Index Key	dei_EntityCentralIndexKey	0000716836
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 27, 2012
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
(OPPENHEIMER GOLD & SPECIAL MINERALS FUND)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	oppenheimer_SupplementTextBlock
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
Supplement dated February 27, 2012 to the
Prospectus dated October 28, 2011

This supplement amends the Prospectus of Oppenheimer Gold & Special Minerals Fund (the "Fund") dated October 28, 2011 and is in addition to the supplement dated February 1, 2012.

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3, have been deleted in their entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Supplement - [Text Block]	oppenheimer_SupplementTextBlock_01	The table under the section titled "Example," on page 3, has been deleted in its entirety and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
(OPPENHEIMER GOLD & SPECIAL MINERALS FUND) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,973
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	690
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	939
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,208
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,973
(OPPENHEIMER GOLD & SPECIAL MINERALS FUND) | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.34%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	923
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,939
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	623
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,072
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,939
(OPPENHEIMER GOLD & SPECIAL MINERALS FUND) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.22%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	586
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,009
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,188
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	586
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,009
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,188
(OPPENHEIMER GOLD & SPECIAL MINERALS FUND) | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.34%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	249
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	807
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	466
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	807
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,768
(OPPENHEIMER GOLD & SPECIAL MINERALS FUND) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.38%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,239
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	319
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	557
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,239
[1]	Expenses have been restated to reflect current fees.
[2]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary.
[3]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.